FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	$ 406.3	$ 539.2	$ 571.6
Financial liabilities	1,115.7	1,340.5	1,150.9
Borrowings
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	1,003.1	1,226.3	1,059.6
Other non-current liabilities
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	3.3	2.9	3.0
Trade payables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	41.0	50.0	43.1
Other liabilities
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	68.3	61.3	45.2
Loan receivables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	4.4	4.5	4.5
Trade receivables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	214.7	183.9	211.0
Other receivables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	23.7	59.6	60.5
Cash and cash equivalents, including restricted cash
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	163.5	291.2	295.6
Financial liabilities measured at fair value
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	3.4	2.5	2.8
Financial liabilities measured at fair value | Borrowings
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	0.0	0.0	0.0
Financial liabilities measured at fair value | Other non-current liabilities
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	0.0	0.0	0.0
Financial liabilities measured at fair value | Trade payables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	0.0	0.0	0.0
Financial liabilities measured at fair value | Other liabilities
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	3.4	2.5	2.8
Financial liabilities measured at amortized cost
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	1,112.3	1,338.0	1,148.1
Financial liabilities measured at amortized cost | Borrowings
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	1,003.1	1,226.3	1,059.6
Financial liabilities measured at amortized cost | Other non-current liabilities
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	3.3	2.9	3.0
Financial liabilities measured at amortized cost | Trade payables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	41.0	50.0	43.1
Financial liabilities measured at amortized cost | Other liabilities
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	64.9	58.8	42.4
Financial assets measured at fair value
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	10.9	33.0	37.6
Financial assets measured at fair value | Loan receivables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	0.0	0.0	0.0
Financial assets measured at fair value | Trade receivables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	0.0	0.0	0.0
Financial assets measured at fair value | Other receivables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	10.9	33.0	37.6
Financial assets measured at fair value | Cash and cash equivalents, including restricted cash
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	0.0	0.0	0.0
Financial assets measured at amortized cost
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	395.4	506.2	534.0
Financial assets measured at amortized cost | Loan receivables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	4.4	4.5	4.5
Financial assets measured at amortized cost | Trade receivables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	214.7	183.9	211.0
Financial assets measured at amortized cost | Other receivables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	12.8	26.6	22.9
Financial assets measured at amortized cost | Cash and cash equivalents, including restricted cash
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	163.5	291.2	295.6
Level 2 of fair value hierarchy | Financial liabilities measured at fair value
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	3.4	2.5	2.8
Level 2 of fair value hierarchy | Financial liabilities measured at fair value | Borrowings
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	0.0	0.0	0.0
Level 2 of fair value hierarchy | Financial liabilities measured at fair value | Other non-current liabilities
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	0.0	0.0	0.0
Level 2 of fair value hierarchy | Financial liabilities measured at fair value | Trade payables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	0.0	0.0	0.0
Level 2 of fair value hierarchy | Financial liabilities measured at fair value | Other liabilities
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	3.4	2.5	2.8
Level 2 of fair value hierarchy | Financial assets measured at fair value
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	10.9	33.0	37.6
Level 2 of fair value hierarchy | Financial assets measured at fair value | Loan receivables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	0.0	0.0	0.0
Level 2 of fair value hierarchy | Financial assets measured at fair value | Trade receivables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	0.0	0.0	0.0
Level 2 of fair value hierarchy | Financial assets measured at fair value | Other receivables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	10.9	33.0	37.6
Level 2 of fair value hierarchy | Financial assets measured at fair value | Cash and cash equivalents, including restricted cash
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	$ 0.0	$ 0.0	$ 0.0